Condensed Consolidated Interim Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Share Capital Common Shares	Additional paid-in capital	Shares to be issued	Subscriptions receivable	Other comprehensive income	Equity component of convertible debenture	Deficit	Total
Balance, amount at Jul. 31, 2017	$ 1,914	$ 4,954,932			$ 356,828		$ (4,991,251)	$ 322,423
Beginning Balance (in shares) at Jul. 31, 2017	19,137,783
Acquisition of Nevada Medical Group LLC (Notes 11 and 14)	$ 1,883	6,335,482	$ 135,202					6,472,567
Acquisition of Nevada Medical Group LLC (Notes 11 and 14) (in shares)	18,827,000
Private placement (Note 10)	$ 974	5,025,520						5,026,494
Private placement (Note 10) (in shares)	9,739,534
Issuance of escrowed shares (Note 10)	$ 7	31,928	(31,935)
Issuance of escrowed shares (Note 10) (in shares)	70,500
Share issue costs		(219,459)						(219,459)
Stock-based compensation (Notes 11)		789,679						789,679
Foreign currency translation adjustment					175,577			175,577
Loss for the period							(1,781,060)	(1,781,060)
Balance, amount at Jul. 31, 2018	$ 4,778	16,918,082	103,267		532,405		(6,772,311)	10,786,221
Ending Balance (in shares) at Jul. 31, 2018	47,774,817
Foreign currency translation adjustment					94,411			94,411
Loss for the period							(211,795)	(211,795)
Balance, amount at Oct. 31, 2018	$ 4,778	16,918,082	103,267		626,816		(6,984,106)	10,668,837
Ending Balance (in shares) at Oct. 31, 2018	47,774,817
Balance, amount at Jul. 31, 2018	$ 4,778	16,918,082	103,267		532,405		(6,772,311)	10,786,221
Beginning Balance (in shares) at Jul. 31, 2018	47,774,817
Loss for the period								(1,975,474)
Balance, amount at Jan. 31, 2019	$ 7,263	26,779,252	75,939	$ (787,123)	506,091		(8,747,785)	17,833,637
Ending Balance (in shares) at Jan. 31, 2019	72,628,084
Balance, amount at Jul. 31, 2018	$ 4,778	16,918,082	103,267		532,405		(6,772,311)	10,786,221
Beginning Balance (in shares) at Jul. 31, 2018	47,774,817
Private placement (Note 10)	$ 2,778	15,085,636						15,088,414
Private placement (Note 10) (in shares)	27,780,134
Exercise of warrants (Note 11)	$ 1,601	5,955,166	(50,017)					5,956,767
Exercise of warrants (Note 11) (in shares)	16,007,333
Issuance of escrowed shares (Note 10)	$ 14	50,003						270,736
Issuance of escrowed shares (Note 10) (in shares)	141,000
Share issue costs	$ 31	(270,767)
Share issue costs (in shares)	322,581
Finance fee for promissory note (Note 8)	$ 111	822,383						822,494
Finance fee for promissory note (Note 8) (in shares)	1,105,083
Investment agreement with Australis (Note 15)	$ 177	786,946						787,123
Investment agreement with Australis (Note 15) (in shares)	1,768,545
Shares to be issued on conversion of debt (Note 10)			1,065,565					1,065,565
Acquisition of NMG Ohio LLC (Note 16)	$ 238	1,448,567						1,448,805
Acquisition of NMG Ohio LLC (Note 16) (in shares)	2,380,398
Equity component of convertible debenture (Note 9)						$ 88,797		88,797
Stock-based compensation (Notes 11)		880,595						880,595
Foreign currency translation adjustment					294,909			294,909
Loss for the period							(3,752,751)	(3,752,751)
Balance, amount at Jul. 31, 2019	$ 9,728	41,765,408	1,118,815		827,314	88,797	(10,525,062)	33,196,203
Ending Balance (in shares) at Jul. 31, 2019	97,279,891
Balance, amount at Oct. 31, 2018	$ 4,778	16,918,082	103,267		626,816		(6,984,106)	10,668,837
Beginning Balance (in shares) at Oct. 31, 2018	47,774,817
Private placement (Note 10)	$ 1,600	4,882,240						4,883,840
Private placement (Note 10) (in shares)	16,000,000
Exercise of warrants (Note 11)	$ 321	1,204,875						1,205,196
Exercise of warrants (Note 11) (in shares)	3,206,160
Issuance of escrowed shares (Note 10)	$ 7	27,321	(27,328)
Issuance of escrowed shares (Note 10) (in shares)	70,500
Share issue costs	$ 31	(270,767)						(270,736)
Share issue costs (in shares)	322,581
Finance fee for promissory note (Note 8)	$ 111	822,383						822,494
Finance fee for promissory note (Note 8) (in shares)	1,105,083
Investment agreement with Australis (Note 15)	$ 177	786,946		(787,123)
Investment agreement with Australis (Note 15) (in shares)	1,768,545
Acquisition of NMG Ohio LLC (Note 16)	$ 238	1,448,567						1,448,805
Acquisition of NMG Ohio LLC (Note 16) (in shares)	2,380,398
Equity component of convertible debenture (Note 9)		88,797						88,797
Stock-based compensation (Notes 11)		870,808						870,808
Foreign currency translation adjustment					(120,725)			(120,725)
Loss for the period							(1,763,679)	(1,763,679)
Balance, amount at Jan. 31, 2019	$ 7,263	26,779,252	75,939	$ (787,123)	506,091		(8,747,785)	17,833,637
Ending Balance (in shares) at Jan. 31, 2019	72,628,084
Balance, amount at Jul. 31, 2019	$ 9,728	41,765,408	1,118,815		827,314	88,797	(10,525,062)	33,196,203
Beginning Balance (in shares) at Jul. 31, 2019	97,279,891
Acquisition of GLDH (Note 18)	$ 434	2,752,348						2,752,782
Acquisition of GLDH (Note 18) (in shares)	4,337,111
Exercise of warrants (Note 11)	$ 14	75,535						75,549
Exercise of warrants (Note 11) (in shares)	143,230
Stock-based compensation (Notes 11)		289,578						289,578
Share subscriptions received in advance			15,291					15,291
Foreign currency translation adjustment					119,193			119,193
Loss for the period							(896,797)	(896,797)
Balance, amount at Oct. 31, 2019	$ 10,176	44,882,869	1,134,106		946,507		(11,421,859)	35,551,799
Ending Balance (in shares) at Oct. 31, 2019	101,760,232
Balance, amount at Jul. 31, 2019	$ 9,728	41,765,408	1,118,815		827,314	$ 88,797	(10,525,062)	33,196,203
Beginning Balance (in shares) at Jul. 31, 2019	97,279,891
Loss for the period								(2,132,149)
Balance, amount at Jan. 31, 2020	$ 10,185	45,285,374	1,232,548		843,067		(12,657,211)	34,713,963
Ending Balance (in shares) at Jan. 31, 2020	101,853,217
Balance, amount at Oct. 31, 2019	$ 10,176	44,882,869	1,134,106		946,507		(11,421,859)	35,551,799
Beginning Balance (in shares) at Oct. 31, 2019	101,760,232
Exercise of warrants (Note 11)	$ 2	15,289						15,291
Exercise of warrants (Note 11) (in shares)	22,485
Escrow release	$ 7	17,779	(17,786)
Escrow release (in shares)	70,500
Stock-based compensation (Notes 11)		369,437						369,437
Share subscriptions received in advance			(15,291)					(15,291)
Accretion and interest on convertible debt			131,519					131,519
Foreign currency translation adjustment					(103,440)			(103,440)
Loss for the period							(1,235,352)	(1,235,352)
Balance, amount at Jan. 31, 2020	$ 10,185	$ 45,285,374	$ 1,232,548		$ 843,067		$ (12,657,211)	$ 34,713,963
Ending Balance (in shares) at Jan. 31, 2020	101,853,217